Condensed Consolidated Balance Sheets $ in Thousands	Jan. 07, 2024 USD ($)
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 39,637
Accounts Receivable, after Allowance for Credit Loss, Current	2,051
Inventory, Net	928
Prepaid Expense and Other Assets, Current	2,332
Assets, Current, Total	44,948
Property, Plant and Equipment, Net	72,007
Operating Lease, Right-of-Use Asset	54,307
Other Assets, Noncurrent	5,808
Assets, Total	177,070
Liabilities, Current [Abstract]
Long-Term Debt, Current Maturities	3,056
Accrued Occupancy, Current	6,231
Other Accrued Liabilities, Current	9,182
Operating Lease, Liability, Current	15,571
Warrant liabilities	12,327
Liabilities, Current, Total	77,214
Long-Term Debt, Excluding Current Maturities	68,190
Accrued Occupancy, Noncurrent	280
Operating Lease, Liability, Noncurrent	90,236
Other Liabilities, Noncurrent	1,386
Liabilities, Total	237,306
Temporary Equity, Carrying Amount, Attributable to Parent	0
Equity, Attributable to Parent [Abstract]
Common stock	4
Additional Paid in Capital	56,656
Retained Earnings (Accumulated Deficit)	(116,896)
Equity, Attributable to Parent, Total	(60,236)
Liabilities and Equity, Total	177,070
Nonrelated Party
Liabilities, Current [Abstract]
Accounts payable	23,508
Related Party
Liabilities, Current [Abstract]
Accounts payable	$ 7,339